Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Note 20.	Subsequent Events

On January 14, 2020, the market condition for the conversion of Tranche I of the Class A-2 shares was satisfied. Accordingly, 1,666,666 Class A-2 shares were converted into Class A-1 shares.